Goldman Sachs Small Cap Value Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Small Cap Value Fund	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 671
Expense Example, with Redemption, 3 Years	964
Expense Example, with Redemption, 5 Years	1,277
Expense Example, with Redemption, 10 Years	2,165
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	1,158
Expense Example, with Redemption, 10 Years	2,510
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,307
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,869
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,427
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	515
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,983
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,296